UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number  811-05339
                                                     ---------

                              CONCORDE FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

              5430 LBJ FREEWAY, SUITE 1500, DALLAS, TX  75240-2675
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                  GARY B. WOOD
                                  ------------
              5430 LBJ FREEWAY, SUITE 1500, DALLAS, TX  75240-2675
              ----------------------------------------------------
                    (Name and address of agent for service)

                                 (972)-404-1500
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: 9/30/2005
                         ---------
Date of reporting period:  9/30/2005
                           ---------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             (CONCORDE FUNDS LOGO)
                                   A NO-LOAD
                                  MUTUAL FUND

                                 ANNUAL REPORT
                            DATED SEPTEMBER 30, 2005
                             (CONCORDE FUNDS LOGO)
                                                               November 17, 2005

Dear Shareholders,

  We are pleased to present the Annual Report of Concorde Funds, Inc., for the fiscal year ended September 30, 2005. Concorde Investment Management, the investment advisor for Concorde Funds, generated another solid year of performance in 2004-2005 and this disciplined approach has proven worthy over longer time periods, as demonstrated below, particularly over the volatile five year time period.


                                                                       ANNUALIZED*<F1>                ANNUALIZED*<F1>
                                       FULL FISCAL YEAR*<F1>           3 YEARS ENDING                  5 YEARS ENDING
                                         OCT 2004-SEPT 2005               SEPT 2005                      SEPT 2005
                                         ------------------               ---------                      ---------
          CONCORDE VALUE FUND                  14.50%                      13.43%                          3.51%
          S&P 500                              12.25%                      16.71%                         (1.49)%
          Russell 2000                         17.95%                      24.12%                          6.45%
          Wilshire All Value                   16.35%                      21.40%                          5.27%
          Wilshire 4500                        22.17%                      24.55%                          1.99%
          NASDAQ                               13.44%                      22.45%                         (10.14)%



---------------
*<F1>     Source = Morningstar, Inc.; Wilshire Associates

  The total return of the Concorde Value Fund (the "Value Fund") for fiscal year 2005 of 14.50% once again compares very competitively with a wide variety of market indices, as illustrated above. The returns of the indices reflecting the smaller cap stock sectors, the Russell 2000 and Wilshire 4500, portray the strength of that segment of the market. The Value Fund typically holds a relatively small percentage of stocks which are reflective of that sector. The individual stock and industry gains for the year were quite widespread for the Fund with only a few individual names contributing unrealized or realized losses for the year.

  Among industry groups with the largest percentage gains were consumer staples, energy and natural resources, retail trade and technology. Among the consumer staples, all three holdings contributed significant gains as Altria and SuperValu Inc. reported good results through the year and Playtex Products reported some progress and changed top management, prompting a strong price increase before we liquidated our position. In the energy sector, all three investments rose as commodity prices increased along with industry activity. We sold the Weatherford International position as price targets were reached. Burlington Resources and Devon Energy both reaped the benefits of insightful strategic moves over the last several years in addition to price increases on oil and gas production.

  A wide variety of results described the Fund's retail investments.  IHOP
Corp. and Office Depot reported excellent, improving results and the stock prices reflected this. We sold Office Depot as price targets were met. A new position, Lowe's Companies, was bought as it reached valuation levels that our purchase discipline enabled us to justify. The stock has risen nicely from this entry point. We also finished liquidating our Sonic Automotive investment early in the year and it contributed a moderate loss to performance.

  All three of the Fund's technology oriented holdings -- Oracle, Intel, and Agilent Technologies -- produced gains for the year. Agilent, a new investment, had the largest appreciation as the market began to discover the growth and strong market positions in their test and measurement products, and also the intrinsic value of the semiconductor-related businesses which will apparently be either sold or split off.

  The two industry groups with negative returns for the year include conglomerates and entertainment. Tyco, our only conglomerate holding, produced a single digit loss as the stock digested gains from the prior two years and also reflected slightly disappointing second and third quarter operating results. Among the media and entertainment stocks, Comcast contributed a modest gain and Viacom a small unrealized loss. Both companies reported relatively good operating results and we continue to believe that their current market valuations understate the long term intrinsic value. We established a new partial position in Walt Disney Company near year end and believe that near term operating results, along with changes in the company structure and new leadership, are under-recognized in the current share price.

  In the finance and insurance sector, all holdings including Delphi Financial, Fiserv, Lehman Brothers and MBIA had gains for the year although MBIA has lagged as investigations into reinsurance accounting concerns have created some uncertainty. Lehman Brothers continues to post excellent operating results and is the Fund's largest individual holding. The healthcare industry holdings were mixed as Tenet and Pfizer struggled with industry and legal issues which were reflected in their losses and Abbott, Conmed, Health Management and Johnson & Johnson eked out small appreciation amid generally good operating results and a negative environment for stocks in this sector.

  Most of the industrial holdings generated gains including Headwaters, Lockheed Martin, Terex and Waste Management. These companies had results which have been improving along with general economic conditions and this was reflected in their stock prices. Illinois Tool Works' stock decreased during the year as growth slowed from the prior two years and the stock consolidated some of its gains. We established a new industrial position in Diebold, Inc. near year end.

  In summary, we have been able to identify more new ideas during the second half of fiscal 2005 than we have seen since late 2002 and early 2003 at the end of the technology bubble bursting bear market. Stock market valuations have generally become more attractive over the past 1-2 years as earnings have risen dramatically and the market has essentially moved sideways. In the current environment, and for the foreseeable future, we expect the focus on individual companies and "stock picking" (which is our fundamental approach) should provide a better opportunity for capital appreciation than that provided by overall market returns.

  Thank you for your past and future support as we strive to maintain the highest standards to managing Concorde Funds, Inc.

                                       Sincerely,

                                       /s/Gary B. Wood
                                       Gary B. Wood, Ph.D.
                                       President

                              CONCORDE VALUE FUND
                             PERFORMANCE COMPARISON
                9/30/2005 VALUE OF $10,000 INVESTED ON 9/30/1995

                Concorde Value   Russell 2000:       S&P 500:      Wilshire All
                Fund: $22,650      $24,534           $24,760      Value: $29,068
                -------------      -------           -------      --------------
   Sep-95          $10,000          $10,000          $10,000          $10,000
                   $ 9,827          $ 9,553          $ 9,964          $ 9,844
                   $10,203          $ 9,954          $10,400          $10,339
   Dec-95          $10,258          $10,217          $10,601          $10,570
                   $10,494          $10,206          $10,962          $10,865
                   $10,593          $10,524          $11,064          $10,990
   Mar-96          $10,806          $10,742          $11,170          $11,182
                   $11,011          $11,317          $11,334          $11,291
                   $11,262          $11,763          $11,625          $11,433
   Jun-96          $11,133          $11,279          $11,669          $11,389
                   $10,654          $10,295          $11,154          $10,912
                   $11,011          $10,893          $11,389          $11,296
   Sep-96          $11,368          $11,319          $12,029          $11,745
                   $11,619          $11,144          $12,361          $12,131
                   $12,167          $11,603          $13,294          $13,010
   Dec-96          $12,097          $11,907          $13,031          $12,874
                   $12,812          $12,146          $13,844          $13,510
                   $12,739          $11,852          $13,954          $13,671
   Mar-97          $12,284          $11,291          $13,381          $13,172
                   $13,031          $11,323          $14,179          $13,702
                   $13,697          $12,583          $15,041          $14,546
   Jun-97          $14,289          $13,123          $15,715          $15,140
                   $15,329          $13,733          $16,964          $16,368
                   $14,988          $14,047          $16,014          $15,839
   Sep-97          $15,962          $15,076          $16,890          $16,759
                   $15,418          $14,414          $16,326          $16,215
                   $15,467          $14,320          $17,082          $16,703
   Dec-97          $15,602          $14,571          $17,376          $17,184
                   $15,637          $14,340          $17,569          $16,892
                   $16,823          $15,400          $18,835          $18,160
   Mar-98          $17,584          $16,035          $19,800          $19,137
                   $18,009          $16,123          $20,000          $19,353
                   $17,460          $15,254          $19,656          $18,968
   Jun-98          $17,159          $15,286          $20,454          $19,217
                   $16,124          $14,049          $20,237          $18,725
                   $13,451          $11,321          $17,315          $15,624
   Sep-98          $13,593          $12,207          $18,425          $16,522
                   $14,655          $12,705          $19,923          $17,813
                   $15,230          $13,371          $21,130          $18,678
   Dec-98          $15,829          $14,199          $22,347          $19,282
                   $15,953          $14,388          $23,281          $19,347
                   $15,458          $13,222          $22,557          $18,846
   Mar-99          $15,777          $13,429          $23,459          $19,340
                   $16,797          $14,632          $24,367          $21,011
                   $16,694          $14,845          $23,792          $21,049
   Jun-99          $17,405          $15,516          $25,113          $21,701
                   $16,972          $15,091          $24,329          $22,374
                   $16,684          $14,533          $24,207          $21,640
   Sep-99          $15,963          $14,536          $23,544          $20,790
                   $16,282          $14,595          $25,034          $21,609
                   $16,334          $15,467          $25,543          $21,689
   Dec-99          $16,869          $17,218          $27,047          $22,101
                   $16,571          $16,940          $25,689          $21,274
                   $16,380          $19,737          $25,204          $20,072
   Mar-00          $17,634          $18,437          $27,669          $22,146
                   $17,836          $17,327          $26,836          $21,911
                   $17,975          $16,316          $26,286          $21,957
   Jun-00          $18,049          $17,739          $26,935          $21,017
                   $18,198          $17,168          $26,515          $21,194
                   $19,356          $18,478          $28,161          $22,669
   Sep-00          $19,080          $17,935          $26,674          $22,488
                   $19,144          $17,135          $26,562          $22,717
                   $18,336          $15,375          $24,469          $21,620
   Dec-00          $19,414          $16,696          $24,589          $22,794
                   $20,332          $17,566          $25,462          $23,284
                   $19,470          $16,413          $23,143          $22,408
   3/31/2001       $18,417          $15,611          $21,678          $21,608
                   $19,537          $16,832          $23,360          $22,868
                   $19,716          $17,246          $23,516          $23,282
   6/30/2001       $19,660          $17,856          $22,945          $22,877
                   $19,582          $16,890          $22,720          $22,596
                   $18,977          $16,345          $21,300          $21,495
   9/30/2001       $17,768          $14,145          $19,581          $19,490
                   $18,126          $14,972          $19,955          $19,472
                   $19,369          $16,131          $21,486          $20,679
   12/31/2001      $19,615          $17,126          $21,675          $21,331
                   $19,494          $16,948          $21,358          $21,058
                   $19,397          $16,484          $20,946          $21,001
   3/31/2002       $20,003          $17,809          $21,734          $22,200
                   $19,627          $17,971          $20,417          $21,507
                   $19,555          $17,173          $20,268          $21,518
   6/30/2002       $18,113          $16,321          $18,824          $20,081
                   $16,708          $13,857          $17,358          $18,111
                   $16,986          $13,822          $17,471          $18,314
   9/30/2002       $15,496          $12,830          $15,574          $16,246
                   $16,114          $13,242          $16,942          $17,447
                   $17,071          $14,423          $17,939          $18,671
   12/31/2002      $16,199          $13,619          $16,886          $17,700
                   $15,503          $13,242          $16,445          $17,238
                   $15,279          $12,842          $16,198          $16,678
   3/31/2003       $15,217          $13,008          $16,355          $16,635
                   $16,074          $14,241          $17,701          $18,282
                   $17,242          $15,769          $18,633          $19,773
   6/30/2003       $16,969          $16,054          $18,871          $20,033
                   $17,466          $17,059          $19,203          $20,489
                   $18,124          $17,841          $19,578          $20,969
   9/30/2003       $17,478          $17,511          $19,372          $20,656
                   $18,174          $18,982          $20,467          $22,108
                   $18,497          $19,655          $20,647          $22,464
   12/31/2003      $19,591          $20,054          $21,729          $23,752
                   $19,830          $20,925          $22,128          $24,288
                   $20,006          $21,113          $22,436          $24,830
   3/31/2004       $20,032          $21,309          $22,099          $24,649
                   $19,756          $20,223          $21,755          $23,993
                   $19,756          $20,544          $22,053          $24,173
   6/30/2004       $20,449          $21,409          $22,481          $24,734
                   $19,517          $19,968          $21,739          $24,170
                   $19,390          $19,866          $21,826          $24,482
   9/30/2004       $19,743          $20,798          $22,061          $24,984
                   $20,096          $21,208          $22,399          $25,368
                   $21,041          $23,047          $23,304          $26,736
   12/31/2004      $21,545          $23,729          $24,096          $27,607
                   $21,267          $22,739          $23,508          $27,116
                   $21,678          $23,124          $24,002          $27,927
   3/31/2005       $21,863          $22,462          $23,577          $27,404
                   $21,267          $21,175          $23,129          $26,599
                   $21,930          $22,562          $23,865          $27,506
   6/30/2005       $21,930          $23,433          $23,898          $28,064
                   $22,791          $24,919          $24,787          $29,021
                   $22,632          $24,458          $24,561          $28,786
   9/30/2005       $22,605          $24,534          $24,760          $29,068

NOTE: The Russell 2000 Index is an index comprised of 2000 publicly traded small capitalization common stocks that are ranked in terms of capitalization below the large and mid-range capitalization sectors of the United States equity market. This index attempts to accurately capture the performance of the universe of small capitalization common stocks. The Wilshire All Value is an index representing performance of a universe of equity mutual funds investing in a broad measure of value stocks. This index is a combination of all stocks in the Wilshire Large Value Index and the Wilshire Small Value Index. The S&P 500 consists of 500 selected stocks, most of which are listed on the New York Stock Exchange. It is a widely recognized unmanaged index of stock prices. Past performance is not predictive of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                          AVERAGE ANNUAL TOTAL RETURN
                        1 Year                     14.50%
                       3 Years                     13.41%
                       5 Years                      3.51%
                      10 Years                      8.64%

 PORTFOLIO HOLDINGS BY SECTOR

 HEALTH - 17.5%                              17.5%
 FINANCE AND INSURANCE - 15.8%               15.8%
 INDUSTRIAL CYCLICALS - 14.6%                14.6%
 ENTERTAINMENT - 10.1%                       10.1%
 TECHNOLOGY - 8.0%                            8.0%
 SERVICES - 6.7%                              6.7%
 CONSUMER STAPLES - 6.5%                      6.5%
 RETAIL TRADE - 6.1%                          6.1%
 SHORT TERM DEMAND NOTES - 5.3%               5.3%
 ENERGY AND NATURAL RESOURCES - 4.3%          4.3%
 CONGLOMERATES - 3.9%                         3.9%
 REAL ESTATE - 1.2%                           1.2%

The portfolio's holdings and allocations are subject to change. The percentages are of total investments in securities and are as of September 30,

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders
Concorde Funds, Inc.

  We have audited the accompanying statement of assets and liabilities of the Concorde Value Fund portfolio of Concorde Funds, Inc., including the schedules of investments in securities and covered call options written, as of September 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended September 30, 2001 were audited by other auditors whose report dated November 6, 2001, expressed an unqualified opinion on the financial highlights.

  We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Concorde Value Fund portfolio of Concorde Funds, Inc. as of September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                       /s/Brad A. Kinder
                                       BRAD A. KINDER, CPA
Flower Mound, Texas
October 13, 2005

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
SEPTEMBER 30, 2005


                                                                  SHARES OR
                                                                  PRINCIPAL                                      PERCENT OF
                                                                    AMOUNT                   VALUE               NET ASSETS
                                                                    ------                   -----               ----------
COMMON STOCKS
CONGLOMERATES
     Tyco International, Ltd. (b)<F3>                                23,530               $   655,310                 3.94%
                                                                                          -----------               ------

CONSUMER STAPLES
     Altria Group Inc.                                                8,000                   589,680                 3.55
     SUPERVALU INC.                                                  16,000                   497,920                 3.00
                                                                                          -----------               ------
                                                                                            1,087,600                 6.54
                                                                                          -----------               ------
ENERGY AND NATURAL RESOURCES
     Burlington Resources Inc.                                        3,500                   284,620                 1.71
     Devon Energy Corporation                                         6,500                   446,160                 2.68
                                                                                          -----------               ------
                                                                                              730,780                 4.40
                                                                                          -----------               ------
ENTERTAINMENT
     Comcast Corporation Class A (a)<F2>                             21,000                   604,380                 3.64
     Viacom Inc. Class B                                             19,000                   627,190                 3.77
     Walt Disney Company                                             19,000                   458,470                 2.76
                                                                                          -----------               ------
                                                                                            1,690,040                10.17
                                                                                          -----------               ------
FINANCE AND INSURANCE
     Delphi Financial Group Inc.                                     11,122                   520,510                 3.13
     Fiserv Inc (a)<F2>                                               9,500                   435,765                 2.62
     Lehman Brothers Holdings Inc.                                   10,600                 1,234,688                 7.43
     MBIA, Inc.                                                       7,500                   454,650                 2.74
                                                                                          -----------               ------
                                                                                            2,645,613                15.92
                                                                                          -----------               ------
HEALTH
     Abbott Laboratories                                             12,500                   530,000                 3.19
     CONMED Corporation (a)<F2>                                      16,500                   460,020                 2.77
     Health Management Associates, Inc.                              24,000                   563,280                 3.39
     Johnson & Johnson                                               13,500                   854,280                 5.14
     Pfizer, Inc.                                                    20,700                   516,879                 3.11
                                                                                          -----------               ------
                                                                                            2,924,459                17.60
                                                                                          -----------               ------
INDUSTRIAL CYCLICALS
     Diebold, Incorporated                                            8,000                   275,680                 1.66
     Headwaters, Incorporated (a)<F2>                                11,300                   422,620                 2.54
     Illinois Tool Works Inc.                                         5,500                   452,815                 2.72
     Lockheed Martin Corporation                                      9,000                   549,360                 3.31
     Terex Corporation (a)<F2>                                       15,000                   741,450                 4.46
                                                                                          -----------               ------
                                                                                            2,441,925                14.69
                                                                                          -----------               ------
REAL ESTATE
     First Industrial Realty Trust, Inc.                              5,000                   200,250                 1.20
                                                                                          -----------               ------
RETAIL TRADE
     IHOP Corporation                                                14,000                   570,360                 3.43
     Lowe's Companies, Inc.                                           7,000                   450,800                 2.71
                                                                                          -----------               ------
                                                                                            1,021,160                 6.14
                                                                                          -----------               ------
SERVICES
     Oracle Corporation (a)<F2>                                      44,000                   545,160                 3.28
     Waste Management Inc.                                           20,000                   572,200                 3.44
                                                                                          -----------               ------
                                                                                            1,117,360                 6.72
                                                                                          -----------               ------
TECHNOLOGY
     Agilent Technologies, Inc. (a)<F2> (c)<F4>                      25,000                   818,750                 4.93
     Intel Corporation                                               21,000                   517,650                 3.11
                                                                                          -----------               ------
                                                                                            1,336,400                 8.04
                                                                                          -----------               ------
TOTAL COMMON STOCKS (cost $10,227,172)                                                     15,850,897                95.37
                                                                                          -----------               ------
SHORT TERM DEMAND NOTES
     American Family Financial Services, 3.4415%                    539,569                   539,569                 3.25
     US Bank, 3.59%                                                 351,160                   351,160                 2.11
                                                                                          -----------               ------
TOTAL SHORT TERM DEMAND NOTES (cost $890,729)                                                 890,729                 5.36
                                                                                          -----------               ------
CERTIFICATE OF DEPOSIT
     US Bank, 0.90%, due 10/1/2005 (cost $2,684)                      2,684                     2,684                 0.02
                                                                                          -----------               ------
TOTAL INVESTMENTS IN SECURITIES (cost $11,120,585)                                        $16,744,310               100.74%
                                                                                          -----------               ------
                                                                                          -----------               ------



---------------
Notes:
(a)<F2>   Presently non-income producing.
(b)<F3>   8,500 shares pledged as collateral for call options written.
(c)<F4>   5,000 shares pledged as collateral for call options written.

COVERED CALL OPTIONS WRITTEN
SEPTEMBER 30, 2005
                                                 SHARES SUBJECT
                                                     TO CALL          VALUE
                                                     -------          -----
SECURITY/EXPIRATION DATE/EXERCISE PRICE
  Agilent Technologies, Inc./November/30               5,000         $16,000
  Tyco International, Ltd./October/25                  8,500          24,650
                                                                     -------
TOTAL (premiums received $49,755)                                    $40,650
                                                                     -------
                                                                     -------
See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

ASSETS
  Investments in securities, at value (cost $11,120,585)        $16,744,310
  Receivables
     Dividends                                                       18,465
     Interest                                                         2,856
  Other assets                                                        6,100
                                                                -----------
TOTAL ASSETS                                                     16,771,731
                                                                -----------
LIABILITIES
  Covered call options written, at value (premiums
    received $49,755)                                                40,650
  Investment advisory fee payable                                    12,287
  Accrued expenses                                                   48,908
  Payable for securities purchased                                   49,224
                                                                -----------
TOTAL LIABILITIES                                                   151,069
                                                                -----------
NET ASSETS                                                      $16,620,662
                                                                -----------
                                                                -----------
ANALYSIS OF NET ASSETS:
  Net capital paid in on shares of capital stock                $10,466,920
  Undistributed investment loss                                    (290,447)
  Undistributed net realized gains                                  811,359
  Net unrealized appreciation                                     5,632,830
                                                                -----------
NET ASSETS                                                      $16,620,662
                                                                -----------
                                                                -----------

Capital shares outstanding                                          974,360
                                                                -----------

Net asset value and offering price per share                    $     17.06
                                                                -----------
                                                                -----------
See notes to financial statements.

CONCORDE VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 2005

  Investment income
     Dividends                                                     $  200,511
     Interest                                                          29,925
                                                                   ----------
  Total investment income                                             230,436
                                                                   ----------
  Expenses
     Investment advisory fee                                          144,925
     Custodian fees                                                     5,110
     Printing, postage and delivery                                    22,520
     Accounting fees                                                   23,725
     Transfer agent fees                                               15,002
     Legal fees                                                       102,300
     Registration fees                                                  1,715
     Audit fees                                                        16,498
     Other expenses                                                     9,843
                                                                   ----------
  Total expenses                                                      341,638
                                                                   ----------
  NET INVESTMENT LOSS                                                (111,202)
                                                                   ----------
REALIZED GAIN (LOSS) AND UNREALIZED
  APPRECIATION FROM INVESTMENTS
  Net realized gain on investments in securities                      956,478
  Net realized loss on covered call options written                  (138,674)
  Net change in unrealized appreciation on
    investments in securities                                       1,419,839
  Net change in unrealized appreciation on covered
    call options written                                               14,906
                                                                   ----------
  NET GAIN FROM INVESTMENTS                                         2,252,549
                                                                   ----------
  NET INCREASE  IN NET ASSETS RESULTING FROM OPERATIONS            $2,141,347
                                                                   ----------
                                                                   ----------

See notes to financial statements.

CONCORDE VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED SEPTEMBER 30, 2005 AND 2004


                                                                                  2005                           2004
                                                                                  ----                           ----
CHANGE IN NET ASSETS FROM OPERATIONS
     Net investment loss                                                       $  (111,202)                  $  (110,756)
     Net realized gain on investments                                              817,804                       784,217
     Net change in unrealized appreciation of investments                        1,434,745                     1,027,567
                                                                               -----------                   -----------
     Net increase in net assets resulting from operations                        2,141,347                     1,701,028
                                                                               -----------                   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income                                                              --                            --
     Net realized gains on investments                                            (787,250)                     (214,432)
CAPITAL SHARE TRANSACTIONS -- NET                                                  488,397                       270,746
                                                                               -----------                   -----------
     Total increase in net assets                                                1,842,494                     1,757,342
NET ASSETS
     Beginning of year                                                          14,778,168                    13,020,826
                                                                               -----------                   -----------
     End of year (including undistributed net investment loss
       of $290,447 and $179,244 respectively)                                  $16,620,662                   $14,778,168
                                                                               -----------                   -----------
                                                                               -----------                   -----------



See notes to financial statements.

CONCORDE VALUE FUND
FINANCIAL HIGHLIGHTS




                                                                           YEAR ENDED SEPTEMBER 30,
                                                 --------------------------------------------------------------------------
                                                 2005              2004              2003              2002            2001
                                                 ----              ----              ----              ----            ----
PER SHARE DATA (1)<F5>:
Net asset value, beginning of year              $ 15.66          $ 14.07           $ 12.79           $ 15.87          $ 17.95
                                                -------          -------           -------           -------          -------
Income (loss) from investment operations:
     Net investment income (loss)                 (0.11)           (0.12)            (0.08)             0.04             0.06
     Net realized and unrealized
       gain (loss) on investments                  2.34             1.94              1.69             (1.79)           (1.22)
                                                -------          -------           -------           -------          -------
     Total income (loss) from
       investment operations                       2.23             1.82              1.61             (1.75)           (1.16)
                                                -------          -------           -------           -------          -------
Less distributions:
     Distributions from net investment income        --               --             (0.04)            (0.03)           (0.06)
     Distributions from net realized gains        (0.83)           (0.23)            (0.29)            (1.30)           (0.86)
                                                -------          -------           -------           -------          -------
     Total from distributions                     (0.83)           (0.23)            (0.33)            (1.33)           (0.92)
                                                -------          -------           -------           -------          -------
Net asset value, end of year                    $ 17.06          $ 15.66           $ 14.07           $ 12.79          $ 15.87
                                                -------          -------           -------           -------          -------
                                                -------          -------           -------           -------          -------
TOTAL RETURN                                     14.50%           13.01%            12.77%           (12.75%)          (6.68%)
                                                -------          -------           -------           -------          -------
                                                -------          -------           -------           -------          -------
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of year (in thousands)     $16,622          $14,778           $13,021           $11,683          $13,690
     Ratio of expenses to average net assets      2.12%            2.08%             1.98%             1.44%            1.50%
     Ratio of net investment income (loss)
       to average net assets                     (0.69%)          (0.76%)           (0.57%)            0.25%            0.34%
     Portfolio turnover rate                     21.97%           34.82%            19.83%            40.94%           34.60%



--------------
(1)<F5> Per share information has been calculated using the average number of shares outstanding.

See notes to financial statements.

CONCORDE VALUE FUND
NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES NATURE OF BUSINESS

  Concorde Value Fund (Fund) is a separate series of shares of common stock of Concorde Funds, Inc. (Company). The Company was incorporated in the state of Texas in September of 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is subject to various investment restrictions as set forth in the Statement of Additional Information. The effective date of the Fund's Registration Statement under the Securities Act of 1933 was December 4, 1987. The primary investment objective of the Fund is to produce long-term growth of capital. The Company may designate one or more series of common stock. The Company presently has no series other than the Fund. Each capital share in the Fund represents an equal, proportionate interest in the net assets of the Fund with each other capital share in such series and no interest in any other series.

SIGNIFICANT ACCOUNTING POLICIES:

 USE OF ESTIMATES

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  VALUATION OF SECURITIES

  Securities are valued at the close of each business day. Bonds and notes are valued at the last quoted bid price obtained from independent pricing services. Securities traded on national securities exchanges or on the national market systems are valued at the last quoted sales price on the day of valuation, except for call options written for which the last quoted bid price is used. Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

 SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

 OPTION WRITING

  When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. The Fund treats premiums received from writing options that expire unexercised on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

 INCOME TAXES

  The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

  Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income or net realized gains may differ from their ultimate characterization for income tax purposes. At September 30, 2005, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

 DISTRIBUTIONS TO SHAREHOLDERS

  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 2 -- COVERED CALL OPTIONS WRITTEN

  As of September 30, 2005, investment securities valued at $400,475 were held by the custodian in connection with covered call options written by the Fund.

  Transactions in covered call options written during the year ended September 30, 2005 were as follows:

                                           NUMBER OF          PREMIUMS
                                           CONTRACTS          RECEIVED
                                           ---------          --------
Options outstanding at September 30, 2004       40           $  22,999
Options written                                851             483,703
Options expired                                (50)             (5,800)
Options exercised                              (80)            (38,298)
Options terminated in closing
  purchase transactions                       (626)           (412,849)
                                              ----           ---------
Options outstanding at September 30, 2005      135           $  49,755
                                              ----           ---------
                                              ----           ---------
NOTE 3 -- DISTRIBUTION TO SHAREHOLDERS

  A distribution to shareholders of $0.83 per share aggregating $787,250 was declared on December 20, 2004 from net realized gains from investment transactions. The distribution was paid on December 23, 2004 to shareholders of record on December 21, 2004. The tax character of the distributions paid during the years ended September 30, 2005 and 2004 were long-term capital gains.

  At September 30, 2005, the Fund had undistributed net realized gains of $811,359, of which all were long-term.

NOTE 4 -- CAPITAL SHARE TRANSACTIONS

  As of September 30, 2005, there were 30,000,000 shares of $1 par value capital stock authorized of which 9,841,293 shares are classified as the Fund's series and the remaining balance is unallocated for future use. As of September 30, 2005, capital paid-in aggregated $10,466,920.

  Transactions in shares of capital stock for the years ended September 30, 2005 and 2004 were as follows:
                               2005                          2004
                       ---------------------        --------------------
                       SHARES         AMOUNT        SHARES        AMOUNT
                       ------         ------        ------        ------
Shares sold             24,093     $  394,570        23,845      $368,084
Shares issued in
  reinvestment of
  dividends             48,445        787,233        14,285       214,427
                        ------     ----------        ------      --------
                        72,538      1,181,803        38,130       582,511
Shares redeemed         42,029        693,406        19,917       311,765
                        ------     ----------        ------      --------
Net increase            30,509     $  488,397        18,213      $270,746
                        ------     ----------        ------      --------
                        ------     ----------        ------      --------

NOTE 5 -- INVESTMENT TRANSACTIONS

  Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and U.S. government obligations) were $4,250,373 and $3,316,460, respectively, for the year ended September 30, 2005. There were no differences between the financial reporting basis and the income tax basis in the cost or the net unrealized appreciation of the Fund's investments as of September 30, 2005. As of September 30, 2005, the aggregate unrealized appreciation and depreciation of investment securities and covered call options written was as follows:

  Unrealized appreciation                         $5,748,775
  Unrealized depreciation                           (115,945)
                                                  ----------
  Net unrealized appreciation                     $5,632,830
                                                  ----------
                                                  ----------

NOTE 6 -- INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  The Fund has an Investment Advisory Agreement (Advisory Agreement) with Concorde Financial Corporation dba Concorde Investment Management (Concorde) to act as the Fund's investment advisor. Concorde provides the Fund with investment advice and recommendations consistent with the Fund's investment objectives, policies and restrictions, and supervises the purchase and sale of investment transactions on behalf of the Fund. For such services, Concorde receives an annual fee of 0.9% of the Fund's average daily net assets, computed daily and paid on a monthly basis. The investment advisory fee was $144,925 for the year ended September 30, 2005, of which $12,287 was payable at year end.

  Certain directors and officers of the Company are also directors, officers and/or employees of Concorde.

NOTE 7 - CONTINGENCY

  On April 27, 2004, Concorde Funds, Inc. filed a lawsuit in Texas against Value Line, Inc. and seven individuals seeking to recover damages that it suffered as a result of certain actions, including liquidation of the Concorde Income Fund, taken in preparation for consummation of an agreement under which Value Line, Inc. would become adviser to the Fund. Value Line, Inc. terminated the agreement and separate litigation was pending in New York between Concorde Financial Corporation and Value Line, Inc. relative to the breach of the agreement. That matter has been resolved and a judgment was entered in favor of Concorde Financial Corporation. Four of the defendants in the Texas case were dismissed without prejudice and the Concorde Funds, Inc. case was transferred from Texas to New York where the matter is still pending.

FUND EXPENSES

  As a shareholder of the FUND, you incur two types of costs: (1) transaction costs and exchange fees; and (2) ongoing costs, including management fees and other FUND expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the FUND and to compare these costs with the ongoing costs of investing in other mutual funds.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended September 30, 2005.

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.

  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the FUND's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the FUND's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the FUND and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                                          EXPENSES*<F6> PAID
                                                   BEGINNING ACCOUNT            ENDING ACCOUNT             DURING PERIOD --
                                                         VALUE                       VALUE                  6 MONTHS ENDED
                                                     APRIL 1, 2005            SEPTEMBER 30, 2005          SEPTEMBER 30, 2005
                                                     -------------            ------------------          ------------------
Actual                                                 $1,000.00                   $1,033.94                    $10.84
Hypothetical (5% return before expenses)               $1,000.00                   $1,018.17                    $10.82


-------------
*<F6> Expenses are equal to the FUND's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

DIRECTORS AND OFFICERS



                                                                                                               OTHER
                             POSITION(S)   TERM OF OFFICE                                                      DIRECTORSHIPS
                             HELD WITH     AND LENGTH               PRINCIPAL OCCUPATION(S) DURING             HELD BY DIRECTOR
NAME, ADDRESS AND AGE        THE FUND      OF TIME SERVED           PAST 5 YEARS                               OR OFFICER
---------------------        --------      --------------           ------------                               ----------
"DISINTERESTED PERSONS"
John R. Bradford, Ph.D.      Director      Indefinite, until        Vice President of Development of           None
Age:  83                                   successor elected        Compliance Services Group, Inc., an
Address:                                                            international integrated environmental
3112 - 42nd Street                         Since 1993               management consulting and engineering
Lubbock, Texas  79413                                               service company.

John H. Wilson               Chairman      Indefinite, until        President of U.S. Equity Corporation,      Capital Southwest
Age: 63                                    successor elected        a venture capital firm since 1983.         Corporation, Encore
Address:                                                                                                       Wire Corporation,
1500 Three Lincoln Centre                  Chairman since 2004,                                                Palm Harbor
5430 LBJ Freeway                           Director 1992-2003                                                  Homes, Inc.
Dallas, Texas 75240

"INTERESTED PERSONS"
Gary B. Wood, Ph.D.*<F7>     President,    Indefinite, until        President, Secretary, Treasurer and a      OmniMed Corporation,
Age:  56                     Treasurer and                          successor elected                          director of the
Advisor and Concorde         eOriginal, Inc.,
Address:                     Director                               Capital Corporation.  He is also           International
Hospital
1500 Three Lincoln Centre                  Director since 2004,     Chairman of the Board and Interim          Corporation
5430 LBJ Freeway                           Chairman 1987-2003       CEO of International Hospital
Dallas, Texas  75240                                                Corporation and its subsidiaries, which
                                           One-year term            owns, develops and manages private
                                           (as officer)             healthcare facilities in Mexico, Central
                                                                    America and Brazil.

John A. Stetter              Secretary     One-year term            Vice President and Portfolio               None
Age:  50                                                            Manager for the Advisor.
Address:                                   Since 1998
1500 Three Lincoln Centre
5430 LBJ Freeway
Dallas, Texas  75240


-----------------
*<F7> Dr. Wood is a director who is an "interested person" of FUND as that term is defined in the Investment Company Act of 1940.

  For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities, please call (972) 404-1500 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at www.sec.gov. Information on how the Fund voted Proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available by calling (972) 404-1500 and requesting a copy or on the website of the Securities and Exchange Commission.

  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q; the Fund's Forms N-Q are available on the Commission's website at www.sec.gov, by calling (972) 404-1500 to request a copy which will be sent to you without charge, and the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1 (800) SEC-0330.

INVESTMENT ADVISOR
  Concorde Investment Management
  1500 Three Lincoln Centre
  5430 LBJ Freeway
  Dallas, Texas 75240

OFFICERS
  Gary B. Wood, Ph.D.
  President and Treasurer
  John A. Stetter
  Secretary

DIRECTORS
  John R. Bradford, Ph.D.
  John H. Wilson
  Gary B. Wood, Ph.D.

CUSTODIAN
  U.S. Bank, N.A.
  777 E. Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
  U.S. Bancorp Fund Services, LLC
  Mutual Fund Services, 3rd Floor
  615 East Michigan Street
  Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Brad A. Kinder, CPA
  400 Parker Square
  Suite 250-K
  Flower Mound, Texas 75028

LEGAL COUNSEL
  Foley & Lardner LLP
  777 East Wisconsin Avenue
  Milwaukee, Wisconsin 53202

TELEPHONE
  (972) 404-1500
  (Fund information)
  (800) 294-1699
  (Shareholder account information)

(CONCORDE FUNDS LOGO)

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-294-1699.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of directors has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. "Other services" provided by the principal accountant were none. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                           FYE  09/30/2005       FYE  09/30/2004
                           ---------------       ---------------

Audit Fees                        $14,000                $14,000
Audit-Related Fees                 None                    None
Tax Fees                          $2,500                  $2,500
All Other Fees                     None                    None

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees      FYE  09/30/2005       FYE  09/30/2004
----------------------      ---------------       ---------------

Registrant                       None                  None
Registrant's Investment          $1,000                $1,000
Adviser



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant's Form N-CSR filed November 18, 2004.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Concorde Funds, Inc.
                   ---------------------

     By (Signature and Title) /s/ Gary B. Wood
                              ----------------
                              Gary B. Wood, President

     Date  11/21/2005
           ----------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Gary B. Wood
                              ---------------
                              Gary B. Wood, Principal Executive Officer

     Date  11/21/2005
           ----------

     By (Signature and Title) /s/Gary B. Wood
                              ---------------
                              Gary B. Wood, Principal Financial Officer

     Date  11/21/2005
           ----------